RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 07, 2022	May 31, 2023	May 31, 2022	May 31, 2023	May 31, 2022	Nov. 30, 2022	Dec. 31, 2022	Jun. 22, 2022	Apr. 30, 2022	Dec. 31, 2021	Dec. 28, 2021
Related Party Transaction [Line Items]
Administrative Expense		$ 60,000	$ 60,000	$ 120,000	$ 80,000	$ 200,000
Payment of Promissory Note								$ 83,954
Due to Related Parties, Current						$ 0
Lender description				Up to $1,500,000 of such Working Capital Loans may be convertible into warrants of the post-Business Combination entity at a price of $1.00 per warrant at the option of the lender.		Up to $1,500,000 of such Working Capital Loans may be convertible into warrants of the post-Business Combination entity at a price of $1.00 per warrant at the option of the lender.
Working Capital Loans		0		$ 0		$ 0
Due to Related Parties, Current		$ 0		0		0
Allrites Holdings Pte Ltd And Subsidiaries [Member]
Related Party Transaction [Line Items]
Due from related party											$ 9,973
Other liability related party							$ 9,973			$ 9,973
Note payable related party							22,527
Founder [Member]
Related Party Transaction [Line Items]
Shares subject to forfeiture	375,000
Sponsor [Member]
Related Party Transaction [Line Items]
Administrative Expense				$ 20,000		$ 20,000
Principal amount	$ 300,000
Due date	Oct. 31, 2022
Founder [Member]
Related Party Transaction [Line Items]
Aggregate value of shares	$ 25,000
Shares issued	2,875,000
Chief Executive Officer [Member] | Allrites Holdings Pte Ltd And Subsidiaries [Member]
Related Party Transaction [Line Items]
Note payable related party							$ 200,722		$ 38,961